Long-term debt - Summary of Long Term Debt (Detail) - USD ($) $ in Thousands	Mar. 30, 2024	Mar. 25, 2023
Debt Instrument [Line Items]
Long-term debt	$ 4,300
Obligations under finance leases	3,251
Long-term debt and Capital lease obligations	26,939	$ 24,313
Long-term debt:
Current portion of long-term debt	4,352	2,133
Long-term debt	$ 22,587	$ 22,180
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Obligations under finance leases	Obligations under finance leases
Term Loan From Investment Of Quebec Annual Interest Rate Three Point One Four Percent [Member]
Debt Instrument [Line Items]
Long-term debt	$ 4,891	$ 6,825
Term loan From Business Development Bank of Canada [Member]
Debt Instrument [Line Items]
Long-term debt	231	303
Investissement Qubec One [Member]
Debt Instrument [Line Items]
Long-term debt	4,214	2,692
Secured Debt [Member] | Furniture And Equipment [Member]
Debt Instrument [Line Items]
Obligations under finance leases	3,251	176
Cash Contribution one [Member] | Montel [Member]
Debt Instrument [Line Items]
Long-term debt	2,033	2,064
Term Loan Facility Repayable At December Two Thousand Twenty Six [Member] | Term Loan From SLR Credit Solutions CORRA Plus Eight Point Two Five Percent [Member]
Debt Instrument [Line Items]
Long-term debt	$ 12,319	$ 12,253